Earnings Per Share - Summary of Shareholders' Equity Per Share (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of shareholders equity per share [Abstract]
Toyota Motor Corporation shareholders' equity	¥ 39,918,854	¥ 35,924,826
Common shares issued and outstanding at the end of the year (excluding treasury stock)	13,033,384	13,048,930
Toyota Motor Corporation shareholders' equity per share	¥ 3,062.82	¥ 2,753.09